Consolidated Statements of Financial Condition (Parenthetical) - USD ($)	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Securities owned, cost (in dollars)	$ 70,506,731	$ 74,547,232	$ 87,212,372
Class A
Securities owned, cost (in dollars)		$ 4,916,553	$ 5,048,054
General Partner, units outstanding	307.34	307.34	307.34
Limited Partners, units outstanding	5,929.50	6,818.01	8,520.61
Class B
Securities owned, cost (in dollars)		$ 47,587,712	$ 52,279,208
Limited Partners, units outstanding	79,832.87	84,494.74	111,286.78
Legacy 1 Class
Securities owned, cost (in dollars)		$ 747,488	$ 679,305
General Partner, units outstanding	574.13	574.13	574.13
Limited Partners, units outstanding	777.22	777.22	942.38
Legacy 2 Class
Securities owned, cost (in dollars)		$ 260,501	$ 247,329
General Partner, units outstanding	263.13	263.13	263.13
Limited Partners, units outstanding	219.09	219.09	300.83
Global 1 Class
Securities owned, cost (in dollars)		$ 16,804,927	$ 17,856,749
General Partner, units outstanding	469.97	469.97	924.77
Limited Partners, units outstanding	29,875.54	30,151.86	39,439.76
Global 2 Class
Securities owned, cost (in dollars)		$ 699,443	$ 1,083,801
General Partner, units outstanding	231.81	231.81	231.81
Limited Partners, units outstanding	1,032.41	1,069.68	2,264.59
Global 3 Class
Securities owned, cost (in dollars)		$ 3,530,608	$ 10,017,926
Limited Partners, units outstanding	2,819.22	7,650.73	26,405.78